Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000064985
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Institutional Class
Trading Symbol	WIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
AssetsNet	$ 10,842,219,372
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 13,138,600
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

C000176628
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class R6
Trading Symbol	STYJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[2]
AssetsNet	$ 10,842,219,372
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 13,138,600
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

C000020360
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class C
Trading Symbol	WFIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$72	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%	[3]
AssetsNet	$ 10,842,219,372
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 13,138,600
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

C000020358
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Class A
Trading Symbol	STYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[4]
AssetsNet	$ 10,842,219,372
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 13,138,600
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

C000092792
Shareholder Report [Line Items]
Fund Name	Core Plus Bond Fund
Class Name	Administrator Class
Trading Symbol	WIPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[5]
AssetsNet	$ 10,842,219,372
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 13,138,600
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

C000020350
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Institutional Class
Trading Symbol	SGVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%	[6]
AssetsNet	$ 360,956,405
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 671,895
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$360,956,405
# of portfolio holdings	281
Portfolio turnover rate	43%
Total advisory fees paid	$671,895

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	69.6
U.S. Treasury securities	22.5
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	2.8
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 2.00%, 2‑1‑2052	4.9
U.S. Treasury Notes, 3.88%, 7‑31‑2030	3.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Notes, 3.38%, 11‑30‑2027	2.5
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.2
U.S. Treasury Notes, 3.63%, 8‑31‑2027	1.9
FHLMC, 2.50%, 11‑1‑2051	1.8
U.S. Treasury Bonds, 4.38%, 8‑15‑2043	1.4
GNMA, 5.50%, 10‑20‑2055	1.3

C000020349
Shareholder Report [Line Items]
Fund Name	Government Securities Fund
Class Name	Class A
Trading Symbol	SGVDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[7]
AssetsNet	$ 360,956,405
Holdings Count | Holding	281
Advisory Fees Paid, Amount	$ 671,895
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$360,956,405
# of portfolio holdings	281
Portfolio turnover rate	43%
Total advisory fees paid	$671,895

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	69.6
U.S. Treasury securities	22.5
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	2.8
Asset-backed securities	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 2.00%, 2‑1‑2052	4.9
U.S. Treasury Notes, 3.88%, 7‑31‑2030	3.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Notes, 3.38%, 11‑30‑2027	2.5
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.2
U.S. Treasury Notes, 3.63%, 8‑31‑2027	1.9
FHLMC, 2.50%, 11‑1‑2051	1.8
U.S. Treasury Bonds, 4.38%, 8‑15‑2043	1.4
GNMA, 5.50%, 10‑20‑2055	1.3

C000150669
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Institutional Class
Trading Symbol	EKHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[8]
AssetsNet	$ 234,357,685
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 494,908
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$234,357,685
# of portfolio holdings	279
Portfolio turnover rate	21%
Total advisory fees paid	$494,908

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
BBB/Baa	4.0
BB/Ba	54.7
B/B	28.8
CCC/Caa and below	11.5
Not rated	1.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
EchoStar Corp., 6.75%, 11‑30‑2030	1.3
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Citigroup, Inc. Series HH, 6.63%, 2‑15‑2031	1.0
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
1261229 BC Ltd., 10.00%, 4‑15‑2032	0.9
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10‑1‑2032	0.9
Carvana Co., 9.00%, 6‑1‑2030	0.8
DISH Network Corp., 11.75%, 11‑15‑2027	0.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2025.
C000089484
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class A
Trading Symbol	EKHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[9]
AssetsNet	$ 234,357,685
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 494,908
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$234,357,685
# of portfolio holdings	279
Portfolio turnover rate	21%
Total advisory fees paid	$494,908

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
BBB/Baa	4.0
BB/Ba	54.7
B/B	28.8
CCC/Caa and below	11.5
Not rated	1.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
EchoStar Corp., 6.75%, 11‑30‑2030	1.3
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Citigroup, Inc. Series HH, 6.63%, 2‑15‑2031	1.0
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
1261229 BC Ltd., 10.00%, 4‑15‑2032	0.9
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10‑1‑2032	0.9
Carvana Co., 9.00%, 6‑1‑2030	0.8
DISH Network Corp., 11.75%, 11‑15‑2027	0.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2025.
C000020361
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Institutional Class
Trading Symbol	WSGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[10]
AssetsNet	$ 215,381,039
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 281,157
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$215,381,039
# of portfolio holdings	62
Portfolio turnover rate	127%
Total advisory fees paid	$281,157

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	78.8
U.S. Treasury securities	15.8
Asset-backed securities	4.7
Non-agency mortgage-backed securities	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.38%, 2‑29‑2028	8.0
U.S. Treasury Notes, 3.50%, 2‑15‑2029	7.7
FNMA, 3.42%, 7‑1‑2049	6.4
FNMA, 1.50%, 2‑1‑2032	5.5
FHLMC, 3.01%, 11‑1‑2048	4.2
FNMA, 2.50%, 3‑1‑2035	4.1
FNMA, 3.00%, 3‑1‑2040	3.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	3.2
FHLMC Series 4710 Class PD, 2.50%, 4‑15‑2045	2.8
FHLMC, 3.17%, 7‑1‑2050	2.6

C000120079
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class R6
Trading Symbol	MSDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[11]
AssetsNet	$ 215,381,039
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 281,157
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$215,381,039
# of portfolio holdings	62
Portfolio turnover rate	127%
Total advisory fees paid	$281,157

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	78.8
U.S. Treasury securities	15.8
Asset-backed securities	4.7
Non-agency mortgage-backed securities	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.38%, 2‑29‑2028	8.0
U.S. Treasury Notes, 3.50%, 2‑15‑2029	7.7
FNMA, 3.42%, 7‑1‑2049	6.4
FNMA, 1.50%, 2‑1‑2032	5.5
FHLMC, 3.01%, 11‑1‑2048	4.2
FNMA, 2.50%, 3‑1‑2035	4.1
FNMA, 3.00%, 3‑1‑2040	3.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	3.2
FHLMC Series 4710 Class PD, 2.50%, 4‑15‑2045	2.8
FHLMC, 3.17%, 7‑1‑2050	2.6

C000020362
Shareholder Report [Line Items]
Fund Name	Short Duration Government Bond Fund
Class Name	Class A
Trading Symbol	MSDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[12]
AssetsNet	$ 215,381,039
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 281,157
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$215,381,039
# of portfolio holdings	62
Portfolio turnover rate	127%
Total advisory fees paid	$281,157

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	78.8
U.S. Treasury securities	15.8
Asset-backed securities	4.7
Non-agency mortgage-backed securities	0.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.38%, 2‑29‑2028	8.0
U.S. Treasury Notes, 3.50%, 2‑15‑2029	7.7
FNMA, 3.42%, 7‑1‑2049	6.4
FNMA, 1.50%, 2‑1‑2032	5.5
FHLMC, 3.01%, 11‑1‑2048	4.2
FNMA, 2.50%, 3‑1‑2035	4.1
FNMA, 3.00%, 3‑1‑2040	3.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	3.2
FHLMC Series 4710 Class PD, 2.50%, 4‑15‑2045	2.8
FHLMC, 3.17%, 7‑1‑2050	2.6

C000020382
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Institutional Class
Trading Symbol	SSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[13]
AssetsNet	$ 750,849,552
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 638,896
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$750,849,552
# of portfolio holdings	376
Portfolio turnover rate	66%
Total advisory fees paid	$638,896

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	31.5
U.S. Treasury securities	15.4
Asset-backed securities	13.5
Agency securities	12.0
Yankee corporate bonds and notes	11.2
Non-agency mortgage-backed securities	10.6
Foreign government bonds	2.6
Yankee government bonds	1.5
Foreign corporate bonds and notes	1.3
Investment companies	0.3
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.50%, 2‑15‑2029	6.1
U.S. Treasury Notes, 3.63%, 8‑31‑2027	4.2
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.9
GNMA, 5.50%, 10‑20‑2055	2.3
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
FNMA, 6.00%, 5‑1‑2055	1.7
GNMA, 6.00%, 9‑20‑2055	1.3
GNMA, 5.50%, 6‑20‑2054	1.0
GNMA, 5.00%, 11‑20‑2054	0.8
FNMA, 6.50%, 11‑1‑2054	0.7

C000205248
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class R6
Trading Symbol	SSTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[14]
AssetsNet	$ 750,849,552
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 638,896
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$750,849,552
# of portfolio holdings	376
Portfolio turnover rate	66%
Total advisory fees paid	$638,896

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	31.5
U.S. Treasury securities	15.4
Asset-backed securities	13.5
Agency securities	12.0
Yankee corporate bonds and notes	11.2
Non-agency mortgage-backed securities	10.6
Foreign government bonds	2.6
Yankee government bonds	1.5
Foreign corporate bonds and notes	1.3
Investment companies	0.3
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.50%, 2‑15‑2029	6.1
U.S. Treasury Notes, 3.63%, 8‑31‑2027	4.2
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.9
GNMA, 5.50%, 10‑20‑2055	2.3
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
FNMA, 6.00%, 5‑1‑2055	1.7
GNMA, 6.00%, 9‑20‑2055	1.3
GNMA, 5.50%, 6‑20‑2054	1.0
GNMA, 5.00%, 11‑20‑2054	0.8
FNMA, 6.50%, 11‑1‑2054	0.7

C000020381
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Plus Fund
Class Name	Class A
Trading Symbol	SSTVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[15]
AssetsNet	$ 750,849,552
Holdings Count | Holding	376
Advisory Fees Paid, Amount	$ 638,896
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$750,849,552
# of portfolio holdings	376
Portfolio turnover rate	66%
Total advisory fees paid	$638,896

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	31.5
U.S. Treasury securities	15.4
Asset-backed securities	13.5
Agency securities	12.0
Yankee corporate bonds and notes	11.2
Non-agency mortgage-backed securities	10.6
Foreign government bonds	2.6
Yankee government bonds	1.5
Foreign corporate bonds and notes	1.3
Investment companies	0.3
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.50%, 2‑15‑2029	6.1
U.S. Treasury Notes, 3.63%, 8‑31‑2027	4.2
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.9
GNMA, 5.50%, 10‑20‑2055	2.3
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
FNMA, 6.00%, 5‑1‑2055	1.7
GNMA, 6.00%, 9‑20‑2055	1.3
GNMA, 5.50%, 6‑20‑2054	1.0
GNMA, 5.00%, 11‑20‑2054	0.8
FNMA, 6.50%, 11‑1‑2054	0.7

C000123105
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Institutional Class
Trading Symbol	STYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[16]
AssetsNet	$ 2,514,637,475
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 4,958,035
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,514,637,475
# of portfolio holdings	197
Portfolio turnover rate	24%
Total advisory fees paid	$4,958,035

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	66.6
B/B	26.1
CCC/Caa and below	0.2
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	38.0
1-3 years	43.4
3-5 years	18.4
5-10 years	0.2

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
Venture Global LNG, Inc., 8.13%, 6‑1‑2028	1.4
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Cloud Software Group, Inc., 6.50%, 3‑31‑2029	1.2
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.1
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2025.
C000064988
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Class C
Trading Symbol	WFHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.55%	[17]
AssetsNet	$ 2,514,637,475
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 4,958,035
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,514,637,475
# of portfolio holdings	197
Portfolio turnover rate	24%
Total advisory fees paid	$4,958,035

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	66.6
B/B	26.1
CCC/Caa and below	0.2
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	38.0
1-3 years	43.4
3-5 years	18.4
5-10 years	0.2

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
Venture Global LNG, Inc., 8.13%, 6‑1‑2028	1.4
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Cloud Software Group, Inc., 6.50%, 3‑31‑2029	1.2
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.1
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2025.
C000020384
Shareholder Report [Line Items]
Fund Name	Short-Term High Income Fund
Class Name	Class A
Trading Symbol	SSTHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[18]
AssetsNet	$ 2,514,637,475
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 4,958,035
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$2,514,637,475
# of portfolio holdings	197
Portfolio turnover rate	24%
Total advisory fees paid	$4,958,035

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	66.6
B/B	26.1
CCC/Caa and below	0.2
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	38.0
1-3 years	43.4
3-5 years	18.4
5-10 years	0.2

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
Venture Global LNG, Inc., 8.13%, 6‑1‑2028	1.4
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Cloud Software Group, Inc., 6.50%, 3‑31‑2029	1.2
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.1
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since September 1, 2025.
C000020396
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Institutional Class
Trading Symbol	SADIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[19]
AssetsNet	$ 1,818,206,278
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,102,533
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,818,206,278
# of portfolio holdings	702
Portfolio turnover rate	26%
Total advisory fees paid	$1,102,533

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.7
Asset-backed securities	26.5
Investment companies	9.8
Non-agency mortgage-backed securities	9.0
U.S. Treasury securities	8.1
Yankee corporate bonds and notes	8.0
Agency securities	4.2
Yankee government bonds	0.6
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.3
JPMorgan Limited Duration Bond ETF	2.5
Vanguard Ultra Short Bond ETF	2.5
U.S. Treasury Notes, 4.50%, 7‑15‑2026	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.7
Vanguard Short-Term Corporate Bond ETF	1.1
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.7

C000220297
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class A2
Trading Symbol	WUSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[20]
AssetsNet	$ 1,818,206,278
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,102,533
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,818,206,278
# of portfolio holdings	702
Portfolio turnover rate	26%
Total advisory fees paid	$1,102,533

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.7
Asset-backed securities	26.5
Investment companies	9.8
Non-agency mortgage-backed securities	9.0
U.S. Treasury securities	8.1
Yankee corporate bonds and notes	8.0
Agency securities	4.2
Yankee government bonds	0.6
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.3
JPMorgan Limited Duration Bond ETF	2.5
Vanguard Ultra Short Bond ETF	2.5
U.S. Treasury Notes, 4.50%, 7‑15‑2026	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.7
Vanguard Short-Term Corporate Bond ETF	1.1
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.7

C000020395
Shareholder Report [Line Items]
Fund Name	Ultra Short-Term Income Fund
Class Name	Class A
Trading Symbol	SADAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[21]
AssetsNet	$ 1,818,206,278
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,102,533
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,818,206,278
# of portfolio holdings	702
Portfolio turnover rate	26%
Total advisory fees paid	$1,102,533

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.7
Asset-backed securities	26.5
Investment companies	9.8
Non-agency mortgage-backed securities	9.0
U.S. Treasury securities	8.1
Yankee corporate bonds and notes	8.0
Agency securities	4.2
Yankee government bonds	0.6
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.3
JPMorgan Limited Duration Bond ETF	2.5
Vanguard Ultra Short Bond ETF	2.5
U.S. Treasury Notes, 4.50%, 7‑15‑2026	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.7
Vanguard Short-Term Corporate Bond ETF	1.1
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.7

C000222758
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series CP
Trading Symbol	WFCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series CP for the period from September 1, 2025 to February 28, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.
Additional Information Phone Number	 1-866-701-2575.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series CP	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[22]
AssetsNet	$ 1,139,158,711
Holdings Count | Holding	570
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Table Summary
Total net assets	$1,139,158,711
# of portfolio holdings	570
Portfolio turnover rate	138%
Total advisory fees paid	$0

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	12.6
AA/Aa	31.2
A/A	16.2
BBB/Baa	19.1
BB/Ba	12.2
B/B	2.5
CCC/Caa and below	0.2
Not rated	6.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

Table Summary
0-1 year	5.0
1-3 years	28.9
3-5 years	34.4
5-10 years	17.0
10-20 years	7.3
20-30 years	6.6
30+ years	0.8

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Material Fund Change [Text Block]

[1]	Annualized
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